Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Carried interest payable	$ 3,122	$ 4,422
Deferred revenue	10,033	12,443
Deferred rent	7,015	6,885
Clawback obligation	1,400	3,600
Derivative liability	28,442	14,990
Other liabilities	10,914	9,864
Total accrued expenses and other liabilities	$ 60,926	$ 52,204